CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets
Cash and cash equivalents	$ 49,723	$ 49,738
Term deposits	7,956	7,839
Restricted cash	6	2,676
Accounts receivable, net of allowance for doubtful accounts of US$3,190 and US$2,092 as of September 30, 2011 and 2012, respectively	4,081	4,661
Inventories	658	363
Prepayment and other current assets	3,573	2,861
Deferred tax assets, current portion	1,856	1,556
Deferred cost	1,795	1,868
Current assets of discontinued operations		2,306
Total current assets	69,648	73,868
Non-current assets
Property, plant and equipment, net	9,676	8,586
Goodwill	7,511	7,403
Other intangible assets, net	1,929	2,382
Deposit for purchase of non-current assets	131	242
Deferred tax assets, non-current portion		668
Other non-current assets	1,091	729
Total non-current assets	20,338	20,010
Total assets	89,986	93,878
Current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$5,738 and US$8,789 as of September 30, 2011 and 2012, respectively)	9,636	6,514
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$2,170 and US$2,319 as of September 30, 2011 and 2012, respectively)	2,627	2,329
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$7,848 and US$9,408 as of September 30, 2011 and 2012, respectively)	9,450	7,861
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$2,580 and US$3,524 as of September 30, 2011 and 2012, respectively)	3,524	2,580
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$1,860 and nil as of September 30, 2011 and 2012, respectively)		1,860
Total current liabilities	25,237	21,144
Non-current liabilities
Deferred tax liabilities, non-current portion (including non-current portion of deferred tax liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of nil and nil as of September 30, 2011 and 2012, respectively)	132
Total non-current liabilities	132
Total liabilities	25,369	21,144
Commitments and contingencies (Note 20)
Equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2011 and 2012, respectively; Authorized - 480,000,000 shares at September 30, 2011 and 2012; Issued and outstanding - 127,800,673 and 134,386,849 shares at September 30, 2011 and 2012, respectively)	13	13
Additional paid-in capital	61,777	78,804
Accumulated other comprehensive income	4,922	4,221
Cumulative deficits	(2,095)	(10,304)
Total China Distance Education Holdings Limited shareholders' equity	64,617	72,734
Total equity	64,617	72,734
Total liabilities and equity	$ 89,986	$ 93,878